Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Actual past and expected future revenues for multiple deliverable arrangements
Licenses and process documentation	$ 56	$ 29	$ 23
Licenses and process documentation, 2012	7
Licenses and process documentation, 2013	7
Training and support services	14	28	1
Training and support services, 2012	6
Training and support services, 2013	3
Total Revenue from Multiple Deliverable Agreements	70	57	24
Total Revenue from Multiple Deliverable Agreements, 2012	13
Total Revenue from Multiple Deliverable Agreements, 2013	$ 10